Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Goodwill and Other Intangible Assets
Intangible assets
	Useful Lives	Cost	Accumulated Amortization	Net
At March 31, 2022:
Technology, trademarks	5-10 yrs.	$817,000	$431,800	$385,200
Trade names	3-6 yrs.	140,000	140,000	-
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	133,100	239,100
Sublicense agreements	10 yrs.	294,000	294,000	-
Non-compete agreements	4-5 yrs.	1,060,500	455,300	605,200
In-process research and development	3-5 yrs.	917,600	249,600	668,000
Patents	5-7 yrs.	593,000	274,200	318,800

		$4,404,300	$2,188,000	$2,216,300

	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2021:
Technology, trademarks	5-10 yrs.	$364,700	$362,200	$2,500
Trade names	3-6 yrs.	592,300	152,600	439,700
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	102,400	269,800
Sublicense agreements	10 yrs.	294,000	283,000	11,000
Non-compete agreements	4-5 yrs.	1,060,500	308,600	751,900
In-process research and development	3-5 yrs.	852,100	134,800	717,300
Patents	5-7 yrs.	591,500	225,900	365,600

		$4,337,300	$1,779,500	$2,557,800

	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2021:

Technology, trademarks	5-10 yrs.	$364,700	$362,200	$2,500
Trade names	3-6 yrs.	592,300	152,600	439,700
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	102,400	269,800
Sublicense agreements	10 yrs.	294,000	283,000	11,000
Non-compete agreements	4-5 yrs.	1,060,500	308,600	751,900
IPR&D	3-5 yrs.	852,100	134,800	717,300
Patents	5-7 yrs.	591,500	225,900	365,600

		$4,337,300	$1,779,500	$2,557,800
	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2020:

Technology, trademarks	5/10 yrs.	$664,700	$662,000	$2,700
Trade names	6 yrs.	140,000	140,000	-
Websites	5 yrs.	210,000	210,000	-
Customer relationships	9/10 yrs.	357,000	321,400	35,600
Sublicense agreements	10 yrs.	294,000	253,600	40,400
Non-compete agreements	5 yrs.	384,000	384,000	-
IPR&D	3 yrs.	110,000	110,000	-
Patents	5 yrs.	246,600	196,600	50,000

		$2,406,300	$2,277,600	$128,700

Estimated future amortization expense of intangible assets
Year Ended June 30,

2022	$525,700
2023	520,000
2024	508,800
2025	473,100
2026	530,200

Total	$2,557,800